Minimum cash and minimum capital - Summary of Minimum Capital (Details) - ARS ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Minimum Cash And Minimum Capital [Abstract]
Credit risk		$ (724,705,937)	$ (483,634,440)
Operational risk		(253,936,068)	(197,092,938)
Market risk		(2,505,620)	(14,236,921)
Non-compliance		0	(38,120,704)
Total Capital under Central Bank rules		2,298,928,651	2,483,906,175
Excess capital		$ 1,317,781,026	$ 1,750,821,172
Period of non compliance for lending to non-financial sectors	15 days
Percentage on the excess relationship due to non-compliance		100.00%